Schedule of Investments (unaudited)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	$5,056	$4,852,395

Aerospace & Defense — 2.0%
Boeing Co. (The)
2.20%, 02/04/26 (Call 08/11/23)	15,270	14,092,072
2.25%, 06/15/26 (Call 03/15/26)	1,830	1,673,132
2.75%, 02/01/26 (Call 01/01/26)	4,798	4,497,981
3.10%, 05/01/26 (Call 03/01/26)(a)	2,401	2,272,282
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	1,778	1,609,944
2.13%, 08/15/26 (Call 05/15/26)(a)	1,475	1,363,298
L3Harris Technologies Inc., 3.85%, 12/15/26 (Call 09/15/26)	1,770	1,692,598
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)	4,466	4,325,723
RTX Corp.
2.65%, 11/01/26 (Call 08/01/26)	2,069	1,924,543
5.00%, 02/27/26 (Call 01/27/26)	645	644,039
		34,095,612
Agriculture — 1.6%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)(a)	1,186	1,105,233
4.40%, 02/14/26 (Call 12/14/25)	3,990	3,916,025
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	3,641	3,424,397
BAT Capital Corp., 3.22%, 09/06/26 (Call 07/06/26)	3,151	2,946,595
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)(a)	4,858	4,400,279
Bunge Ltd. Finance Corp., 3.25%, 08/15/26 (Call 05/15/26)(a)	2,140	2,021,530
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	3,025	2,706,740
2.75%, 02/25/26 (Call 11/25/25)	2,950	2,786,304
4.88%, 02/13/26	4,330	4,300,816
		27,607,919
Airlines — 0.2%
Southwest Airlines Co., 3.00%, 11/15/26 (Call 08/15/26)	1,316	1,223,235
United Airlines Pass Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27	360	340,919
Series 2014-2, Class A, 3.75%, 03/03/28(a)	1,329	1,250,364
Series 2020-1, Class B, 4.88%, 07/15/27(a)	1,008	975,429
		3,789,947
Apparel — 0.2%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	3,447	3,212,501

Auto Manufacturers — 2.3%
American Honda Finance Corp.
1.30%, 09/09/26	3,053	2,727,092
2.30%, 09/09/26	1,939	1,786,478
4.75%, 01/12/26(a)	395	393,037
5.25%, 07/07/26	20	20,076
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	4,745	4,277,570
1.50%, 06/10/26 (Call 05/10/26)	4,003	3,568,194
4.00%, 10/06/26 (Call 07/06/26)	2,570	2,447,103
5.25%, 03/01/26 (Call 12/01/25)	4,135	4,090,301
5.40%, 04/06/26	3,525	3,502,052
Security	Par (000)	Value

Auto Manufacturers (continued)
PACCAR Financial Corp.
1.10%, 05/11/26	$1,143	$1,031,946
4.45%, 03/30/26(a)	1,085	1,077,112
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	3,607	3,286,049
5.28%, 07/13/26 (Call 06/13/26)(a)	995	1,003,786
Toyota Motor Credit Corp.
0.80%, 01/09/26(a)	1,959	1,768,977
1.13%, 06/18/26	3,299	2,964,382
4.45%, 05/18/26	4,190	4,139,930
		38,084,085
Auto Parts & Equipment — 0.0%
Magna International Inc., 5.98%, 03/21/26 (Call 03/21/24)(a)	155	155,251

Banks — 24.1%
Banco Santander SA, 1.85%, 03/25/26	4,982	4,490,177
Bank of America Corp.
3.50%, 04/19/26(a)	8,287	7,958,835
4.25%, 10/22/26	6,061	5,857,229
4.45%, 03/03/26	6,649	6,473,134
6.22%, 09/15/26(a)	1,190	1,217,810
Bank of Montreal
1.25%, 09/15/26	4,980	4,418,057
5.30%, 06/05/26	1,740	1,740,122
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	1,919	1,728,021
1.05%, 10/15/26 (Call 09/15/26)(a)	1,837	1,619,389
2.45%, 08/17/26 (Call 05/17/26)(a)	2,840	2,638,502
2.80%, 05/04/26 (Call 02/04/26)	2,055	1,932,851
Bank of Nova Scotia (The)
1.05%, 03/02/26(a)	3,801	3,409,839
1.30%, 09/15/26	3,245	2,877,504
1.35%, 06/24/26	2,820	2,521,954
2.70%, 08/03/26(a)	4,192	3,890,302
4.75%, 02/02/26	1,735	1,711,838
Barclays PLC
4.38%, 01/12/26(a)	8,093	7,819,699
5.20%, 05/12/26	6,527	6,354,426
BPCE SA, 3.38%, 12/02/26	2,249	2,102,590
Canadian Imperial Bank of Commerce
1.25%, 06/22/26 (Call 05/22/26)	3,160	2,819,099
5.61%, 07/17/26	1,145	1,148,847
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)(a)	9,740	9,137,484
3.40%, 05/01/26	6,199	5,897,357
3.70%, 01/12/26	6,241	5,999,536
4.30%, 11/20/26	3,167	3,042,157
4.60%, 03/09/26	4,613	4,501,688
Citizens Bank NA/Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	1,372	1,272,667
Citizens Financial Group Inc., 2.85%, 07/27/26 (Call 04/25/26)	1,907	1,742,159
Commonwealth Bank of Australia/New York NY, 5.32%, 03/13/26	1,410	1,415,316
Cooperatieve Rabobank UA, 3.75%, 07/21/26	4,765	4,497,159
Credit Suisse AG/New York NY, 1.25%, 08/07/26	5,340	4,650,499
Deutsche Bank AG, 4.10%, 01/13/26(a)	1,107	1,066,318

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG/New York NY
1.69%, 03/19/26(a)	$3,020	$2,747,294
4.10%, 01/13/26	985	932,982
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	3,339	3,078,491
4.25%, 03/13/26	1,120	1,063,171
Fifth Third Bank NA, 3.85%, 03/15/26 (Call 02/15/26)	2,288	2,144,062
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	9,046	8,532,187
3.75%, 02/25/26 (Call 11/25/25)	5,891	5,655,890
HSBC Holdings PLC
3.90%, 05/25/26	8,065	7,709,817
4.30%, 03/08/26	9,813	9,519,886
4.38%, 11/23/26	4,704	4,474,962
JPMorgan Chase & Co.
2.95%, 10/01/26 (Call 07/01/26)	8,787	8,234,649
3.20%, 06/15/26 (Call 03/15/26)(a)	5,489	5,216,526
3.30%, 04/01/26 (Call 01/01/26)	7,460	7,109,828
4.13%, 12/15/26	6,525	6,299,953
7.63%, 10/15/26	1,722	1,839,974
KeyBank NA, 4.70%, 01/26/26 (Call 12/26/25)	750	715,628
KeyBank NA/Cleveland OH, 3.40%, 05/20/26	2,185	1,942,443
Lloyds Banking Group PLC, 4.65%, 03/24/26	4,754	4,580,289
Manufacturers & Traders Trust Co., 4.65%, 01/27/26 (Call 12/27/25)	2,660	2,568,070
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26	3,463	3,189,423
3.85%, 03/01/26	7,725	7,415,846
Mizuho Financial Group Inc., 2.84%, 09/13/26(a)	3,602	3,309,085
Morgan Stanley
3.13%, 07/27/26	9,702	9,121,044
3.88%, 01/27/26	9,445	9,116,408
4.35%, 09/08/26	6,950	6,718,635
6.25%, 08/09/26(a)	2,278	2,331,943
Morgan Stanley Bank NA, 4.75%, 04/21/26 (Call 03/21/26)	4,795	4,736,213
National Australia Bank Ltd., 4.97%, 01/12/26	2,010	2,001,819
National Australia Bank Ltd./New York
2.50%, 07/12/26(a)	4,870	4,540,301
3.38%, 01/14/26	3,057	2,929,493
NatWest Group PLC, 4.80%, 04/05/26	5,136	5,004,364
PNC Financial Services Group Inc. (The) 1.15%, 08/13/26 (Call 07/13/26)	1,956	1,733,916
2.60%, 07/23/26 (Call 05/24/26)	3,661	3,400,703
Royal Bank of Canada
0.88%, 01/20/26	4,230	3,797,694
1.15%, 07/14/26(a)	2,430	2,169,358
1.20%, 04/27/26	5,905	5,292,888
1.40%, 11/02/26	2,900	2,572,764
4.65%, 01/27/26	5,074	4,974,702
4.88%, 01/12/26	2,385	2,364,465
5.20%, 07/20/26	2,600	2,598,076
Santander Holdings USA Inc., 3.24%, 10/05/26 (Call 08/05/26)	3,040	2,786,099
State Street Corp., 2.65%, 05/19/26(a)	2,636	2,480,977
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	4,114	3,682,647
1.40%, 09/17/26(a)	6,762	5,975,174
2.63%, 07/14/26	7,335	6,789,789
3.01%, 10/19/26(a)	4,542	4,218,882
Security	Par (000)	Value

Banks (continued)
3.78%, 03/09/26(a)	$5,118	$4,902,891
5.46%, 01/13/26	4,040	4,032,001
5.88%, 07/13/26	35	35,359
Toronto-Dominion Bank (The)
0.75%, 01/06/26	4,282	3,836,458
1.20%, 06/03/26	4,800	4,276,272
1.25%, 09/10/26	5,098	4,522,181
5.10%, 01/09/26(a)	650	647,953
5.53%, 07/17/26	2,660	2,672,369
Truist Bank
3.30%, 05/15/26 (Call 04/15/26)(a)	2,279	2,119,698
3.80%, 10/30/26 (Call 09/30/26)	2,883	2,659,798
U.S. Bancorp.
3.10%, 04/27/26 (Call 03/27/26)(a)	3,299	3,116,103
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	4,680	4,334,897
UBS Group AG, 4.55%, 04/17/26	6,401	6,205,065
Wachovia Corp., 7.57%, 08/01/26(a)(b)	810	846,863
Wells Fargo & Co.
3.00%, 04/22/26	11,228	10,573,408
3.00%, 10/23/26	11,112	10,365,829
4.10%, 06/03/26	8,131	7,806,898
Westpac Banking Corp.
1.15%, 06/03/26	3,360	3,008,242
2.70%, 08/19/26	4,237	3,946,045
2.85%, 05/13/26(a)	5,700	5,370,597
		402,850,302
Beverages — 1.6%
Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	10,757	10,409,226
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)	2,327	2,227,032
5.00%, 02/02/26 (Call 02/02/24)	255	252,315
Keurig Dr Pepper Inc., 2.55%, 09/15/26 (Call 06/15/26)	1,265	1,167,557
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	6,516	6,133,511
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	3,193	2,999,281
2.85%, 02/24/26 (Call 11/24/25)	2,801	2,675,739
4.55%, 02/13/26 (Call 01/13/26)(a)	475	473,394
		26,338,055
Biotechnology — 0.8%
Amgen Inc.
2.60%, 08/19/26 (Call 05/19/26)	3,872	3,599,798
5.51%, 03/02/26 (Call 03/02/24)	30	29,971
Gilead Sciences Inc., 3.65%, 03/01/26 (Call 12/01/25)	9,371	9,033,925
		12,663,694
Building Materials — 0.3%
Johnson Controls International PLC, 3.90%, 02/14/26 (Call 11/14/25)	2,292	2,203,185
Owens Corning, 3.40%, 08/15/26 (Call 05/15/26)	1,917	1,810,856
Trane Technologies Luxembourg Finance SA, 3.50%, 03/21/26 (Call 01/21/26)	1,752	1,676,874
Vulcan Materials Co., 5.80%, 03/01/26 (Call 03/01/24)	78	78,145
		5,769,060
Chemicals — 1.0%
Celanese U.S. Holdings LLC, 1.40%, 08/05/26 (Call 07/05/26)	1,585	1,387,889
Ecolab Inc., 2.70%, 11/01/26 (Call 08/01/26)(a)	2,194	2,065,936
EIDP Inc., 4.50%, 05/15/26 (Call 04/15/26)	1,840	1,808,647

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	$1,682	$1,558,205
5.15%, 05/18/26 (Call 04/18/26)	1,620	1,601,872
Linde Inc./CT, 3.20%, 01/30/26 (Call 10/30/25)	1,931	1,859,476
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)	1,536	1,477,862
PPG Industries Inc., 1.20%, 03/15/26 (Call 02/15/26)	1,540	1,385,692
Sherwin-Williams Co. (The), 3.95%, 01/15/26 (Call 10/15/25)	1,250	1,211,850
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)	2,788	2,635,915
		16,993,344
Commercial Services — 0.7%
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	3,560	3,184,385
4.80%, 04/01/26 (Call 01/01/26)	2,839	2,790,396
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)	1,473	1,294,517
PayPal Holdings Inc., 2.65%, 10/01/26 (Call 08/01/26)	4,159	3,871,696
		11,140,994
Computers — 4.4%
Apple Inc.
0.70%, 02/08/26 (Call 01/08/26)	7,223	6,524,897
2.05%, 09/11/26 (Call 07/11/26)	6,109	5,646,610
2.45%, 08/04/26 (Call 05/04/26)	6,672	6,253,999
3.25%, 02/23/26 (Call 11/23/25)	9,569	9,221,741
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)	1,985	1,755,951
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)	5,528	5,467,192
6.02%, 06/15/26 (Call 03/15/26)	7,396	7,497,473
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)(a)	2,175	1,912,195
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	1,615	1,443,858
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	935	842,313
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	2,699	2,460,975
6.10%, 04/01/26 (Call 04/01/24)	35	35,071
HP Inc., 1.45%, 06/17/26 (Call 05/17/26)	2,760	2,495,150
International Business Machines Corp.
3.30%, 05/15/26	8,700	8,301,279
3.45%, 02/19/26(a)	4,940	4,747,982
4.50%, 02/06/26	690	680,575
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)	2,240	1,951,712
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	7,325	6,998,159
		74,237,132
Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co., 4.80%, 03/02/26	665	667,494
Conopco Inc., Series E, 7.25%, 12/15/26	969	1,034,902
Kenvue Inc., 5.35%, 03/22/26 (Call 02/22/26)(c)	520	523,728
Procter & Gamble Co. (The)
1.00%, 04/23/26(a)	3,374	3,064,166
2.45%, 11/03/26	2,981	2,792,333
2.70%, 02/02/26(a)	1,655	1,577,165
4.10%, 01/26/26(a)	1,050	1,035,993
Unilever Capital Corp., 2.00%, 07/28/26	2,106	1,950,240
		12,646,021
Diversified Financial Services — 4.3%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	3,273	2,956,894
2.45%, 10/29/26 (Call 09/29/26)	12,015	10,804,849
4.45%, 04/03/26 (Call 02/03/26)(a)	1,793	1,722,087
Security	Par (000)	Value

Diversified Financial Services (continued)
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	$3,775	$3,382,551
2.88%, 01/15/26 (Call 12/15/25)	4,761	4,452,582
3.75%, 06/01/26 (Call 04/01/26)	2,545	2,427,726
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	2,236	2,122,970
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	4,860	4,354,511
3.13%, 05/20/26 (Call 04/20/26)	3,812	3,626,508
4.90%, 02/13/26 (Call 01/13/26)(a)	970	963,249
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)	2,345	2,191,191
Brookfield Finance Inc., 4.25%, 06/02/26 (Call 03/02/26)	1,538	1,483,801
Capital One Financial Corp., 3.75%, 07/28/26 (Call 06/28/26)	4,732	4,459,342
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)(a)	4,159	3,696,727
1.15%, 05/13/26 (Call 04/13/26)(a)	3,363	2,991,927
3.45%, 02/13/26 (Call 11/13/25)	1,345	1,275,773
Discover Financial Services, 4.50%, 01/30/26 (Call 11/30/25)(a)	1,656	1,596,401
Invesco Finance PLC, 3.75%, 01/15/26	2,105	2,031,599
Legg Mason Inc., 4.75%, 03/15/26	1,383	1,364,399
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)	2,904	2,747,503
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	1,572	1,518,332
Nomura Holdings Inc.
1.65%, 07/14/26	3,920	3,470,690
5.71%, 01/09/26	1,880	1,866,614
Synchrony Financial, 3.70%, 08/04/26 (Call 05/04/26)	1,606	1,470,454
Voya Financial Inc., 3.65%, 06/15/26	1,420	1,339,486
Western Union Co. (The), 1.35%, 03/15/26 (Call 02/15/26)	1,915	1,709,195
		72,027,361
Electric — 5.1%
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	1,425	1,340,782
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	2,770	2,503,083
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	1,076	1,028,150
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	1,176	1,085,060
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)	1,095	1,051,846
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26 (Call 06/01/26)	1,126	1,037,226
CenterPoint Energy Inc., 1.45%, 06/01/26
(Call 05/01/26)(a)	1,795	1,612,233
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	1,802	1,695,033
CMS Energy Corp., 3.00%, 05/15/26 (Call 02/15/26)	856	802,166
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)	1,760	1,650,510
Dominion Energy Inc.
Series A, 1.45%, 04/15/26 (Call 03/15/26)	1,605	1,453,648
Series D, 2.85%, 08/15/26 (Call 05/15/26)	1,528	1,419,925
DTE Energy Co., 2.85%, 10/01/26 (Call 07/01/26)	1,971	1,824,969
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)	2,294	2,166,132
Duke Energy Corp., 2.65%, 09/01/26 (Call 06/01/26)	4,469	4,143,389
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	2,046	1,947,035
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	1,515	1,450,385
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	1,753	1,685,509

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	$2,473	$2,290,765
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)	1,375	1,263,378
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)(a)	399	371,206
Eversource Energy
4.75%, 05/15/26	265	261,277
Series U, 1.40%, 08/15/26 (Call 07/15/26)	1,215	1,079,418
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)	2,527	2,410,632
Florida Power & Light Co., 4.45%, 05/15/26 (Call 04/15/26)	1,500	1,486,170
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	3,219	2,984,818
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)(a)	947	902,463
ITC Holdings Corp., 3.25%, 06/30/26 (Call 03/30/26)	1,370	1,295,951
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	2,288	2,044,008
4.45%, 03/13/26 (Call 02/13/26)	740	732,570
Pacific Gas and Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	2,026	1,867,222
3.15%, 01/01/26	6,381	5,951,686
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	2,233	2,110,676
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	1,661	1,506,328
2.25%, 09/15/26 (Call 06/15/26)	1,558	1,444,313
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	2,010	1,878,908
Sempra Energy, 5.40%, 08/01/26 (Call 07/01/26)	1,650	1,650,066
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)(a)	1,851	1,726,576
Southern California Edison Co.
4.90%, 06/01/26 (Call 05/01/26)	1,270	1,258,710
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	1,116	1,008,607
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	5,637	5,331,926
Southern Power Co., 0.90%, 01/15/26 (Call 12/15/25)	1,163	1,046,665
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)(a)	1,327	1,229,824
Series N, 1.65%, 03/15/26 (Call 02/15/26)(a)	1,970	1,791,616
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	2,040	1,944,997
Series B, 2.95%, 11/15/26 (Call 08/15/26)	1,550	1,446,088
WEC Energy Group Inc., 4.75%, 01/09/26 (Call 12/09/25)	3,310	3,264,587
Xcel Energy Inc., 3.35%, 12/01/26 (Call 06/01/26)	1,745	1,644,261
		85,122,793
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 0.88%, 10/15/26 (Call 09/15/26)	2,638	2,336,081

Electronics — 1.2%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	987	921,937
Amphenol Corp., 4.75%, 03/30/26(a)	210	208,179
Arrow Electronics Inc., 6.13%, 03/01/26 (Call 03/01/24)(a)	325	324,981
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	1,648	1,594,803
Flex Ltd., 3.75%, 02/01/26 (Call 01/01/26)	2,040	1,946,017
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	2,922	2,755,767
Honeywell International Inc., 2.50%, 11/01/26 (Call 08/01/26)	5,033	4,704,748
Hubbell Inc., 3.35%, 03/01/26 (Call 12/01/25)	1,418	1,348,830
Jabil Inc., 1.70%, 04/15/26 (Call 03/15/26)	1,555	1,400,495
Security	Par (000)	Value

Electronics (continued)
TD SYNNEX Corp., 1.75%, 08/09/26 (Call 07/09/26)	$2,172	$1,903,867
Tyco Electronics Group SA
3.70%, 02/15/26 (Call 11/15/25)	1,075	1,038,923
4.50%, 02/13/26	650	640,230
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)	1,763	1,578,255
		20,367,032
Entertainment — 0.2%
Warnermedia Holdings Inc., 6.41%, 03/15/26 (Call 03/15/24)	4,225	4,230,746

Environmental Control — 0.1%
Republic Services Inc., 2.90%, 07/01/26 (Call 04/01/26)	1,779	1,675,871

Food — 1.5%
Conagra Brands Inc., 5.30%, 10/01/26	1,680	1,672,541
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)	1,105	1,038,114
Hershey Co. (The), 2.30%, 08/15/26 (Call 05/15/26)(a)	1,521	1,422,470
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	893	841,027
Kellogg Co., 3.25%, 04/01/26	2,882	2,752,569
Kraft Heinz Foods Co., 3.00%, 06/01/26 (Call 03/01/26)	6,390	6,040,212
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	2,815	2,617,415
3.50%, 02/01/26 (Call 11/01/25)	1,631	1,561,095
McCormick & Co. Inc./MD, 0.90%, 02/15/26 (Call 01/15/26)	2,133	1,909,739
Sysco Corp., 3.30%, 07/15/26 (Call 04/15/26)(a)	2,896	2,757,832
Tyson Foods Inc., 4.00%, 03/01/26 (Call 01/01/26)	2,568	2,487,776
		25,100,790
Gas — 0.3%
National Fuel Gas Co.
5.50%, 01/15/26 (Call 12/15/25)	1,622	1,600,281
5.50%, 10/01/26	940	931,408
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)	1,475	1,385,468
Southern Co. Gas Capital Corp., 3.25%, 06/15/26 (Call 03/15/26)	910	862,325
		4,779,482
Hand & Machine Tools — 0.3%
Regal Rexnord Corp., 6.05%, 02/15/26(a)(c)	3,515	3,517,214
Stanley Black & Decker Inc.
3.40%, 03/01/26 (Call 01/01/26)	2,113	2,008,301
6.27%, 03/06/26 (Call 03/06/24)	20	20,085
		5,545,600
Health Care - Products — 0.8%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)	5,778	5,641,524
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	2,315	2,138,527
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	3,525	3,383,859
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26 (Call 12/15/25)	2,491	2,362,639
		13,526,549
Health Care - Services — 1.8%
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	3,233	2,931,426
4.90%, 02/08/26 (Call 02/08/24)	615	606,784
HCA Inc.
5.25%, 06/15/26 (Call 12/15/25)	4,927	4,883,495
5.38%, 09/01/26 (Call 03/01/26)	2,690	2,680,935
5.88%, 02/15/26 (Call 08/15/25)	4,790	4,803,795

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Humana Inc., 5.70%, 03/13/26 (Call 03/13/24)	$250	$250,010
Laboratory Corp. of America Holdings, 1.55%, 06/01/26 (Call 05/01/26)(a)	1,885	1,699,704
Providence St Joseph Health Obligated Group, Series H, 2.75%, 10/01/26 (Call 07/01/26)	765	700,166
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)	2,038	1,950,957
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)	3,132	2,833,395
1.25%, 01/15/26	1,732	1,584,538
3.10%, 03/15/26	3,650	3,490,860
Universal Health Services Inc., 1.65%, 09/01/26 (Call 08/01/26)	2,240	1,979,174
UPMC, Series 2021, 1.80%, 04/15/26 (Call 01/15/26)(a)	100	90,306
		30,485,545
Holding Companies - Diversified — 1.9%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)(a)	2,752	2,411,137
3.88%, 01/15/26 (Call 12/15/25)	4,178	3,904,257
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)(a)	945	819,551
2.95%, 03/10/26 (Call 02/10/26)	1,012	901,227
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/23/26)	1,020	899,864
Blackstone Private Credit Fund, 2.63%, 12/15/26 (Call 11/15/26)	3,927	3,368,581
Blackstone Secured Lending Fund
2.75%, 09/16/26 (Call 08/16/26)	2,275	2,001,022
3.63%, 01/15/26 (Call 12/15/25)	2,665	2,464,352
Blue Owl Capital Corp.
3.40%, 07/15/26 (Call 06/15/26)	3,198	2,884,020
4.25%, 01/15/26 (Call 12/15/25)(a)	1,670	1,566,677
Blue Owl Credit Income Corp., 3.13%, 09/23/26 (Call 08/23/26)	1,160	1,017,076
FS KKR Capital Corp., 3.40%, 01/15/26 (Call 12/15/25)(a)	3,306	3,042,677
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	1,526	1,410,192
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	1,850	1,628,703
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)	1,608	1,436,812
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)(a)	1,021	884,452
3.71%, 01/22/26 (Call 12/22/25)	1,210	1,100,350
Sixth Street Specialty Lending Inc., 2.50%, 08/01/26 (Call 07/01/26)(a)	886	782,436
		32,523,386
Home Builders — 0.3%
DR Horton Inc., 1.30%, 10/15/26 (Call 09/15/26)(a)	1,982	1,753,911
Lennar Corp., 5.25%, 06/01/26 (Call 12/01/25)	1,506	1,494,931
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	1,963	1,955,973
		5,204,815
Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.75%, 02/15/26	1,315	1,249,737

Insurance — 2.4%
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	1,550	1,392,396
2.88%, 10/15/26 (Call 07/15/26)(a)	1,157	1,078,174
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)(a)	1,618	1,534,171
Security	Par (000)	Value

Insurance (continued)
American International Group Inc., 3.90%, 04/01/26 (Call 01/01/26)(a)	$2,455	$2,381,399
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	1,670	1,592,278
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	8,121	7,803,713
Chubb INA Holdings Inc., 3.35%, 05/03/26 (Call 02/03/26)	5,030	4,833,176
CNA Financial Corp., 4.50%, 03/01/26 (Call 12/01/25)(a)	1,600	1,555,712
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	1,524	1,475,963
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)(a)	1,215	1,136,159
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	1,811	1,752,016
Manulife Financial Corp., 4.15%, 03/04/26	3,213	3,130,105
Marsh & McLennan Companies Inc., 3.75%, 03/14/26 (Call 12/14/25)	2,138	2,075,934
Munich Re America Corp., Series B, 7.45%, 12/15/26	90	96,029
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	1,812	1,717,450
Principal Financial Group Inc., 3.10%, 11/15/26 (Call 08/15/26)(a)	1,203	1,116,721
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)	2,120	1,943,976
Reinsurance Group of America Inc., 3.95%, 09/15/26 (Call 06/15/26)	1,215	1,150,532
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	1,719	1,659,419
		39,425,323
Internet — 1.7%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)(a)	6,537	6,053,720
Amazon.com Inc., 1.00%, 05/12/26 (Call 04/12/26)	8,500	7,675,245
Baidu Inc., 1.72%, 04/09/26 (Call 03/09/26)(a)	1,315	1,188,273
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)	4,061	3,919,109
eBay Inc., 1.40%, 05/10/26 (Call 04/10/26)(a)	3,418	3,092,162
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)	2,830	2,808,011
JD.com Inc., 3.88%, 04/29/26	691	659,940
Netflix Inc., 4.38%, 11/15/26	2,815	2,753,323
		28,149,783
Iron & Steel — 0.2%
ArcelorMittal SA, 4.55%, 03/11/26(a)	1,550	1,517,372
Steel Dynamics Inc., 5.00%, 12/15/26 (Call 12/15/23)	1,708	1,679,357
		3,196,729
Lodging — 0.3%
Hyatt Hotels Corp., 4.85%, 03/15/26 (Call 12/15/25)	1,282	1,266,078
Marriott International Inc./MD, Series R, 3.13%, 06/15/26 (Call 03/15/26)	2,536	2,388,937
Sands China Ltd., 4.30%, 01/08/26 (Call 12/08/25)	2,000	1,896,920
		5,551,935
Machinery — 1.9%
Caterpillar Financial Services Corp.
0.90%, 03/02/26	2,303	2,079,379
1.15%, 09/14/26	1,357	1,211,597
2.40%, 08/09/26(a)	1,380	1,287,098
4.35%, 05/15/26	5,000	4,937,900
4.80%, 01/06/26	590	588,879
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	1,825	1,634,981
1.88%, 01/15/26 (Call 12/15/25)(a)	1,673	1,534,241

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
John Deere Capital Corp.
0.70%, 01/15/26	$2,778	$2,511,201
1.05%, 06/17/26	1,827	1,644,738
1.30%, 10/13/26	1,525	1,364,860
2.25%, 09/14/26	1,751	1,620,148
2.65%, 06/10/26(a)	1,327	1,251,162
4.75%, 06/08/26	1,745	1,740,044
4.80%, 01/09/26	3,855	3,843,165
5.05%, 03/03/26	495	497,025
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/26 (Call 08/15/26)	2,424	2,283,287
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)(a)	1,465	1,382,096
		31,411,801
Manufacturing — 0.5%
3M Co., 2.25%, 09/19/26 (Call 06/19/26)(a)	2,236	2,053,028
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	3,284	3,084,070
Teledyne Technologies Inc., 1.60%, 04/01/26 (Call 03/01/26)	1,698	1,549,510
Textron Inc., 4.00%, 03/15/26 (Call 12/15/25)	1,165	1,124,353
		7,810,961
Media — 1.7%
Comcast Corp., 3.15%, 03/01/26 (Call 12/01/25)	7,406	7,087,172
Discovery Communications LLC, 4.90%, 03/11/26 (Call 12/11/25)(a)	2,237	2,204,027
Grupo Televisa SAB, 4.63%, 01/30/26 (Call 10/30/25)	645	628,017
Paramount Global, 4.00%, 01/15/26 (Call 10/15/25)(a)	2,826	2,712,479
TCI Communications Inc., 7.88%, 02/15/26	1,869	1,985,981
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	1,734	1,650,993
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	3,096	2,842,159
3.00%, 02/13/26(a)	2,516	2,400,214
Walt Disney Co. (The)
1.75%, 01/13/26(a)	4,962	4,588,212
3.38%, 11/15/26 (Call 08/15/26)	1,829	1,738,940
		27,838,194
Mining — 0.3%
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	3,300	3,286,602
6.42%, 03/01/26(a)	960	987,686
		4,274,288
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26 (Call 11/01/26)	3,295	2,983,655

Oil & Gas — 3.4%
BP Capital Markets America Inc.
3.12%, 05/04/26 (Call 02/04/26)	3,670	3,499,125
3.41%, 02/11/26 (Call 12/11/25)	3,871	3,735,631
Chevron Corp., 2.95%, 05/16/26 (Call 02/16/26)(a)	8,273	7,900,136
Diamondback Energy Inc., 3.25%, 12/01/26 (Call 10/01/26)	2,857	2,694,608
EOG Resources Inc., 4.15%, 01/15/26 (Call 10/15/25)(a)	2,946	2,896,625
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	4,020	3,736,630
3.04%, 03/01/26 (Call 12/01/25)	7,835	7,488,536
HF Sinclair Corp., 5.88%, 04/01/26 (Call 01/01/26)	2,718	2,731,182
Marathon Petroleum Corp., 5.13%, 12/15/26 (Call 09/15/26)(a)	2,495	2,486,342
Security	Par (000)	Value

Oil & Gas (continued)
Occidental Petroleum Corp., 5.55%, 03/15/26 (Call 12/15/25)(a)	$2,460	$2,446,273
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	2,045	2,030,992
Phillips 66, 1.30%, 02/15/26 (Call 01/15/26)	1,781	1,617,540
Phillips 66 Co., 3.55%, 10/01/26 (Call 07/01/26)(a)	1,408	1,328,138
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	644	583,651
5.10%, 03/29/26	2,270	2,263,304
Shell International Finance BV
2.50%, 09/12/26	3,963	3,697,122
2.88%, 05/10/26	6,174	5,873,759
Valero Energy Corp., 3.40%, 09/15/26 (Call 06/15/26)	670	633,525
		57,643,119
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc., 2.06%, 12/15/26 (Call 11/15/26)	1,633	1,480,657

Packaging & Containers — 0.6%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	1,910	1,809,037
Berry Global Inc., 1.57%, 01/15/26 (Call 12/15/25)(a)	5,454	4,940,779
WRKCo Inc., 4.65%, 03/15/26 (Call 01/15/26)	2,726	2,652,044
		9,401,860
Pharmaceuticals — 5.6%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	13,014	12,203,878
3.20%, 05/14/26 (Call 02/14/26)	6,568	6,258,319
Astrazeneca Finance LLC, 1.20%, 05/28/26 (Call 04/28/26)	3,935	3,556,335
AstraZeneca PLC, 0.70%, 04/08/26 (Call 03/08/26)	4,092	3,661,849
Bristol-Myers Squibb Co., 3.20%, 06/15/26 (Call 04/15/26)	6,758	6,459,567
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	2,660	2,400,544
4.50%, 02/25/26 (Call 11/27/25)	4,264	4,186,566
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	6,083	5,725,806
3.00%, 08/15/26 (Call 06/15/26)	3,036	2,854,174
5.00%, 02/20/26 (Call 01/20/26)	1,433	1,427,669
Johnson & Johnson, 2.45%, 03/01/26 (Call 12/01/25)	6,888	6,512,811
McKesson Corp.
1.30%, 08/15/26 (Call 07/15/26)	1,725	1,544,461
5.25%, 02/15/26 (Call 02/15/24)	20	19,992
Merck & Co. Inc., 0.75%, 02/24/26 (Call 01/24/26)(a)	4,771	4,322,669
Pfizer Inc.
2.75%, 06/03/26	3,586	3,396,408
3.00%, 12/15/26	5,584	5,293,018
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 05/19/26 (Call 04/19/26)	8,645	8,536,246
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	9,717	9,125,818
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	7,117	6,752,965
		94,239,095
Pipelines — 2.6%
Boardwalk Pipelines LP, 5.95%, 06/01/26 (Call 03/01/26)	1,225	1,230,917
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	1,770	1,586,026

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.25%, 12/01/26 (Call 09/01/26)	$2,610	$2,527,759
5.97%, 03/08/26 (Call 03/08/24)	260	259,506
Energy Transfer LP
3.90%, 07/15/26 (Call 04/15/26)	2,333	2,232,914
4.75%, 01/15/26 (Call 10/15/25)	3,078	3,021,180
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	3,185	3,076,487
5.05%, 01/10/26(a)	480	479,592
Kinder Morgan Inc., 1.75%, 11/15/26 (Call 10/15/26)(a)	1,243	1,112,833
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	2,309	2,290,597
MPLX LP, 1.75%, 03/01/26 (Call 02/01/26)	5,206	4,753,286
ONEOK Inc., 5.85%, 01/15/26 (Call 12/15/25)(a)	2,141	2,157,764
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26 (Call 09/15/26)	2,611	2,527,683
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26 (Call 12/31/25)	5,357	5,393,106
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	2,123	2,003,581
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (Call 10/15/25)	3,321	3,282,742
6.20%, 03/09/26 (Call 03/09/24)	150	150,236
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	3,632	3,810,259
Western Midstream Operating LP, 4.65%, 07/01/26 (Call 04/01/26)	540	524,491
Williams Companies Inc. (The), 5.40%, 03/02/26	375	375,893
		42,796,852
Real Estate — 0.1%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	2,119	2,076,811

Real Estate Investment Trusts — 5.2%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26 (Call 02/15/26)	1,170	1,123,457
4.30%, 01/15/26 (Call 10/15/25)	1,125	1,089,720
American Tower Corp.
1.45%, 09/15/26 (Call 08/15/26)	2,100	1,861,734
1.60%, 04/15/26 (Call 03/15/26)	2,330	2,099,749
3.38%, 10/15/26 (Call 07/15/26)(a)	3,337	3,140,351
4.40%, 02/15/26 (Call 11/15/25)	1,582	1,540,567
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)(a)	941	871,695
2.95%, 05/11/26 (Call 02/11/26)(a)	1,760	1,661,264
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)(a)	3,119	2,813,400
3.65%, 02/01/26 (Call 11/03/25)	3,283	3,083,197
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)	1,930	1,821,225
Corporate Office Properties LP, 2.25%, 03/15/26 (Call 02/15/26)	1,263	1,131,294
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	3,468	3,054,927
3.70%, 06/15/26 (Call 03/15/26)	1,872	1,783,155
4.45%, 02/15/26 (Call 11/15/25)	3,078	3,001,296
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)(a)	1,119	1,038,924
EPR Properties, 4.75%, 12/15/26 (Call 09/15/26)	800	736,216
Equinix Inc.
1.45%, 05/15/26 (Call 04/15/26)	2,444	2,193,343
2.90%, 11/18/26 (Call 09/18/26)	1,867	1,721,747
ERP Operating LP, 2.85%, 11/01/26 (Call 08/01/26)(a)	1,418	1,321,675
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Essex Portfolio LP, 3.38%, 04/15/26 (Call 01/15/26)	$1,467	$1,391,904
Extra Space Storage LP, 3.50%, 07/01/26 (Call 04/01/26)	1,837	1,724,888
Federal Realty Investment Trust, 1.25%, 02/15/26 (Call 01/15/26)	1,356	1,219,451
GLP Capital LP/GLP Financing II Inc., 5.38%, 04/15/26 (Call 01/15/26)	3,280	3,224,043
Healthcare Realty Holdings LP, 3.50%, 08/01/26 (Call 05/01/26)	1,972	1,835,715
Healthpeak Properties Inc., 3.25%, 07/15/26 (Call 05/15/26)	2,137	2,033,185
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26 (Call 11/01/25)	1,150	1,114,523
Kimco Realty Corp., 2.80%, 10/01/26 (Call 07/01/26)	1,575	1,448,843
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	1,000	910,310
Mid-America Apartments LP, 1.10%, 09/15/26 (Call 08/15/26)	1,125	991,339
NNN REIT Inc., 3.60%, 12/15/26 (Call 09/15/26)	1,045	972,749
Omega Healthcare Investors Inc., 5.25%, 01/15/26
(Call 10/15/25)(a)	2,051	2,001,981
Prologis LP
3.25%, 06/30/26 (Call 03/30/26)	1,208	1,147,962
3.25%, 10/01/26 (Call 07/01/26)(a)	1,160	1,100,016
Public Storage
0.88%, 02/15/26 (Call 01/15/26)(a)	2,888	2,604,370
1.50%, 11/09/26 (Call 10/09/26)	1,665	1,495,869
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	1,050	930,038
4.13%, 10/15/26 (Call 07/15/26)	2,213	2,140,967
4.88%, 06/01/26 (Call 03/01/26)	2,279	2,257,463
5.05%, 01/13/26 (Call 01/13/24)	150	149,288
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	1,660	1,597,883
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)	2,445	2,296,515
3.30%, 01/15/26 (Call 10/15/25)	2,652	2,531,361
SITE Centers Corp., 4.25%, 02/01/26 (Call 11/01/25)	1,081	1,016,626
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)(a)	1,045	995,781
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)	1,274	1,144,460
UDR Inc., 2.95%, 09/01/26 (Call 06/01/26)	795	732,004
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	1,541	1,421,588
4.13%, 01/15/26 (Call 10/15/25)	1,618	1,553,280
Vornado Realty LP, 2.15%, 06/01/26 (Call 05/01/26)(a)	1,251	1,065,890
Welltower OP LLC, 4.25%, 04/01/26 (Call 01/01/26)	2,523	2,446,049
Weyerhaeuser Co., 4.75%, 05/15/26	2,120	2,093,097
WP Carey Inc., 4.25%, 10/01/26 (Call 07/01/26)	1,138	1,091,444
		87,769,818
Retail — 2.7%
Advance Auto Parts Inc., 5.90%, 03/09/26(a)	10	10,005
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)(a)	1,680	1,592,371
5.05%, 07/15/26	1,075	1,071,925
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)(a)	3,683	3,406,996
3.00%, 04/01/26 (Call 01/01/26)(a)	4,644	4,443,658
Lowe's Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	5,371	5,032,896
4.80%, 04/01/26 (Call 03/01/26)	2,725	2,705,135
McDonald's Corp., 3.70%, 01/30/26 (Call 10/30/25)	6,041	5,845,030

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
O'Reilly Automotive Inc., 3.55%, 03/15/26 (Call 12/15/25)	$1,647	$1,579,242
Ross Stores Inc., 0.88%, 04/15/26 (Call 03/15/26)	1,752	1,555,356
Starbucks Corp.
2.45%, 06/15/26 (Call 03/15/26)	1,794	1,676,941
4.75%, 02/15/26 (Call 01/15/26)	2,050	2,035,281
Target Corp., 2.50%, 04/15/26(a)	3,739	3,540,272
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	3,774	3,501,593
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)(a)	2,821	2,662,093
Walmart Inc.
3.05%, 07/08/26 (Call 05/08/26)	2,495	2,393,429
4.00%, 04/15/26 (Call 03/15/26)	2,240	2,200,038
		45,252,261
Semiconductors — 2.0%
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)	2,763	2,661,985
Broadcom Inc., 3.46%, 09/15/26 (Call 07/15/26)(a)	2,811	2,664,435
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	4,111	3,881,442
4.88%, 02/10/26	3,405	3,393,219
Lam Research Corp., 3.75%, 03/15/26 (Call 01/15/26)	2,981	2,896,369
Marvell Technology Inc., 1.65%, 04/15/26 (Call 03/15/26)(a)	1,530	1,383,395
Micron Technology Inc., 4.98%, 02/06/26 (Call 12/06/25)	1,690	1,667,962
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	3,625	3,477,753
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)(a)	1,245	1,240,755
NXP BV/NXP Funding LLC/NXP USA Inc., 3.88%, 06/18/26 (Call 04/18/26)	2,899	2,780,373
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	1,708	1,529,787
Texas Instruments Inc., 1.13%, 09/15/26 (Call 08/15/26)	1,795	1,610,025
TSMC Arizona Corp., 1.75%, 10/25/26 (Call 09/25/26)	4,030	3,606,366
		32,793,866
Software — 3.2%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	3,487	3,327,435
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	1,527	1,443,977
Concentrix Corp., 6.65%, 08/02/26 (Call 07/02/26)	2,580	2,572,441
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)(a)	1,375	1,362,543
Fidelity National Information Services Inc., 1.15%, 03/01/26 (Call 02/01/26)	4,306	3,869,673
Fiserv Inc., 3.20%, 07/01/26 (Call 05/01/26)	6,430	6,078,536
Microsoft Corp., 2.40%, 08/08/26 (Call 05/08/26)	11,852	11,102,835
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	8,903	8,120,782
2.65%, 07/15/26 (Call 04/15/26)	9,576	8,932,493
Roper Technologies Inc., 3.80%, 12/15/26 (Call 09/15/26)	2,151	2,062,938
Take-Two Interactive Software Inc., 5.00%, 03/28/26(a)	575	570,521
VMware Inc., 1.40%, 08/15/26 (Call 07/15/26)	4,675	4,141,629
		53,585,803
Telecommunications — 3.0%
AT&T Inc.
1.70%, 03/25/26 (Call 08/11/23)	9,135	8,298,508
2.95%, 07/15/26 (Call 04/15/26)	1,656	1,544,286
3.88%, 01/15/26 (Call 10/15/25)(a)	1,536	1,480,765
5.54%, 02/20/26 (Call 02/20/24)	540	538,909
Security	Par/ Shares (000)	Value

Telecommunications (continued)
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(a)	$4,770	$4,499,780
2.95%, 02/28/26(a)	3,211	3,088,115
Rogers Communications Inc., 2.90%, 11/15/26 (Call 08/15/26)	1,596	1,469,214
Sprint LLC, 7.63%, 03/01/26 (Call 11/01/25)	4,880	5,074,273
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	3,195	2,904,958
2.25%, 02/15/26 (Call 02/15/24)	5,930	5,490,409
2.63%, 04/15/26 (Call 04/15/24)	4,020	3,739,525
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	6,195	5,617,378
2.63%, 08/15/26	6,505	6,052,837
		49,798,957
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.55%, 11/19/26 (Call 09/19/26)	1,879	1,764,362

Transportation — 1.5%
Canadian National Railway Co., 2.75%, 03/01/26 (Call 12/01/25)	2,269	2,140,779
Canadian Pacific Railway Co., 1.75%, 12/02/26 (Call 11/02/26)	3,415	3,071,963
CSX Corp., 2.60%, 11/01/26 (Call 08/01/26)	2,226	2,064,482
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)(a)	3,292	3,160,188
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	2,986	2,897,346
Norfolk Southern Corp., 2.90%, 06/15/26 (Call 03/15/26)	1,955	1,845,070
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	800	717,608
2.90%, 12/01/26 (Call 10/01/26)(a)	1,458	1,341,579
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)	2,000	1,891,300
4.75%, 02/21/26 (Call 01/21/26)	1,045	1,041,029
United Parcel Service Inc., 2.40%, 11/15/26 (Call 08/15/26)	1,622	1,513,391
Walmart Inc., 1.05%, 09/17/26 (Call 08/17/26)(a)	4,505	4,036,570
		25,721,305
Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 09/15/26 (Call 06/15/26)	1,315	1,217,743

Venture Capital — 0.0%
Hercules Capital Inc., 2.63%, 09/16/26 (Call 08/16/26)(a)	1,006	876,236

Total Long-Term Investments — 97.7%
(Cost: $1,716,028,742)		1,635,673,514

Short-Term Securities

Money Market Funds — 5.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(d)(e)(f)	67,070	67,089,985

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(d)(e)	26,177	$26,177,000

Total Short-Term Securities — 5.6%
(Cost: $93,237,895)		93,266,985

Total Investments — 103.3%
(Cost: $1,809,266,637)		1,728,940,499

Liabilities in Excess of Other Assets — (3.3)%		(54,450,795)

Net Assets — 100.0%		$1,674,489,704

(a)	All or a portion of this security is on loan.

(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$52,922,169	$14,140,472	(a)	$—	$851	$26,493	$67,089,985	67,070	$141,053	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,767,000	19,410,000	(a)	—	—	—	26,177,000	26,177	597,896		1
					$851	$26,493	$93,266,985		$738,949		$1

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,635,673,514	$—	$1,635,673,514
Short-Term Securities
Money Market Funds	93,266,985	—	—	93,266,985
	$93,266,985	$1,635,673,514	$—	$1,728,940,499

Portfolio Abbreviation

REIT	Real Estate Investment Trust